Inventories - Summary of Inventories (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Handsets and other terminals	¥ 7,316	¥ 6,262
Others	2,887	1,782
Inventories	¥ 10,203	¥ 8,044